Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions And Issue Expenses [Member]	Unit Premiums And Reserves [Member]	Total
Balance as at January 1, 2022 at Dec. 31, 2020	$ 3,191,809	$ 1,234,584	$ (3,193)	$ 80	$ 4,423,280
Balance as (in number of units) at Dec. 31, 2021 at Dec. 31, 2020	221,708,699
Proceeds from issuance of Units (note 7)	$ 18,593				18,593
Proceeds from issuance of Units (note 7) (in number of units)	958,693
Cost of redemption of Units (note 7)	$ (27,069)	(9,696)		11	(36,754)
Cost of redemption of Units (note 7) (in number of units)	(1,929,595)
Net income (loss) and comprehensive income (loss) for the year		(310,700)			(310,700)
Underwriting commissions and issue expenses			(45)		(45)
Balance as at December 31, 2022 at Dec. 31, 2021	$ 3,183,333	914,188	(3,238)	91	4,094,374
Balance as (in number of units) at Dec. 31, 2021 at Dec. 31, 2021	220,737,797
Proceeds from issuance of Units (note 7)	$ 14,569				14,569
Proceeds from issuance of Units (note 7) (in number of units)	796,849
Cost of redemption of Units (note 7)	$ (92,375)	(22,934)			(115,309)
Cost of redemption of Units (note 7) (in number of units)	(6,584,884)
Net income (loss) and comprehensive income (loss) for the year		4,727			4,727
Underwriting commissions and issue expenses			(35)		(35)
Balance as at December 31, 2022 at Dec. 31, 2022	$ 3,105,527	$ 895,981	$ (3,273)	$ 91	$ 3,998,326
Balance as (in number of units) at Dec. 31, 2021 at Dec. 31, 2022	214,949,762